MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Cost or amortized cost	$ 268,129	$ 375,829
Level 2 Securities [Member]
Marketable Securities [Line Items]
Fair Value	267,688	373,647
Cost or amortized cost	268,129	375,829
Gross unrealized holding loss	(555)	(2,353)
Gross unrealized holding gains	114	171
Level 2 Securities [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Fair Value	265,180	353,414
Cost or amortized cost	265,619	355,382
Gross unrealized holding loss	(552)	(2,139)
Gross unrealized holding gains	113	171
Level 2 Securities [Member] | Municipal bonds [Member]
Marketable Securities [Line Items]
Fair Value		2,319
Cost or amortized cost		2,363
Gross unrealized holding loss		(44)
Gross unrealized holding gains		0
Level 2 Securities [Member] | Corporate debt securities [Member]
Marketable Securities [Line Items]
Fair Value	2,508	13,234
Cost or amortized cost	2,510	13,404
Gross unrealized holding loss	(3)	(170)
Gross unrealized holding gains	$ 1	0
Level 2 Securities [Member] | Certificates of deposit [Member]
Marketable Securities [Line Items]
Fair Value		4,680
Cost or amortized cost		4,680
Gross unrealized holding loss		0
Gross unrealized holding gains		$ 0